                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999



Check here if Amendment [ ];  Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Washington Investment Advisors, Inc.
Address: 420 East Fourth Street
         Cincinnati, OH 45202



Form 13F File Number 28-5330
                        ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information continued herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William F. Ledwin
       --------------------
Title: President
       --------------------
Phone: (513) 361-7610
       --------------------


Signature, Place, and Date of Signing:


William F. Ledwin             Cincinnati, OH                2/07/2000
----------------------        --------------                ---------
[Signature]                    [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number               Name
     28-

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   51,336,806

Form 13F Information Table Value Total:   2,049,178,830

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)


No.                           Form 13F File Number         None

                              28-
---------------------            ------------------        ---------------------
(Repeat as necessary)

Page 1 of 3 FORM 13F Name of Reporting Manager: Fort Washington Investment Advisors, Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                            Item 4:      Item 5:   Investment Discretion        Item 7:   Voting Authority
     Item 1:      Item 2:      Item 3:       Fair       Shares or  -----------------------     Managers   --------------------------
 Name of Issuer  Title of      CUSIP        Market      Principal  (a)  (b) Shared     (c)       See                 Shares
                   Class       Number        Value       Amount    sole as Defined   Shared     Instr.    (a) Sole    (b)      (c)
                                                                        in Instr. V.  Other       V.                 Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Global
Crossing
LTD                 com       G3921A100   24,497,625     489,957    X                                     489,957
------------------------------------------------------------------------------------------------------------------------------------
A T & T
Corp                com       001957109    2,379,143      46,825    X                                      46,825
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-        com Lib
Liberty Media      Grp A      001957208    8,727,991     153,630    X                                     153,630
------------------------------------------------------------------------------------------------------------------------------------
AXA
Financial
Inc.                com       002451102   22,289,380     655,569    X                                     655,569
------------------------------------------------------------------------------------------------------------------------------------
Abbott
Labs,
Inc.                com       002824100   20,103,181     553,616    X                                     553,616
------------------------------------------------------------------------------------------------------------------------------------
Aetna,
Inc.                com       008117103    9,756,583     174,810    X                                     174,810
------------------------------------------------------------------------------------------------------------------------------------
Albertson's
Inc.                com       013104104   15,265,957     473,372    X                                     473,372
------------------------------------------------------------------------------------------------------------------------------------
Alliant
Energy
Corp.               com       018802108      985,875      35,850    X                                      35,850
------------------------------------------------------------------------------------------------------------------------------------
Alltel
Corp                com       020039103   31,386,108     379,575    X                                     379,575
------------------------------------------------------------------------------------------------------------------------------------
American
Intl.
Group               com       026874107    5,238,332      48,447    X                                      48,447
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.          com       031162100   20,641,079     343,660    X                                     343,660
------------------------------------------------------------------------------------------------------------------------------------
Amsouth
Bancorp.            com       032165102      210,873      10,920    X                                      10,920
------------------------------------------------------------------------------------------------------------------------------------
Applied
Materials,
Inc.                com       038222105   13,902,053     109,735    X                                     109,735
------------------------------------------------------------------------------------------------------------------------------------
Bank of
America             com       060505104      353,822       7,050    X                                       7,050
------------------------------------------------------------------------------------------------------------------------------------
Bank of
New York
Inc.                com       064057102       61,440       1,536    X                                       1,536
------------------------------------------------------------------------------------------------------------------------------------
Bank of
New York
Inc.                com       064057102   69,519,360   1,737,984           X                   1                   1,737,984
------------------------------------------------------------------------------------------------------------------------------------
Bank One
Corp.               com       06423A103   14,536,576     454,273    X                                     454,273
------------------------------------------------------------------------------------------------------------------------------------
Bank of
Rhode Island        com       064576101    1,510,875     153,000    X                                     153,000
------------------------------------------------------------------------------------------------------------------------------------
Baxter
International       com       071813109    9,381,047     149,350    X                                     149,350
------------------------------------------------------------------------------------------------------------------------------------
Becton
Dickinson & Co.     com       075887109   14,838,253     550,840    X                                     550,840
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic
Corp.               com       077853109   16,441,805     267,076    X                                     267,076
------------------------------------------------------------------------------------------------------------------------------------
Belo  A H           com
Corp Del           Ser A      080555105      270,687      14,200    X                                      14,200
------------------------------------------------------------------------------------------------------------------------------------
Bristol
Myers
Squibb              com       110122108      351,106       5,470    X                                       5,470
------------------------------------------------------------------------------------------------------------------------------------
Broadwing           com       111620100    3,265,650      88,560    X                                      88,560
------------------------------------------------------------------------------------------------------------------------------------
Broadwing           com       111620100   54,343,204   1,473,714           X                   1                   1,473,714
------------------------------------------------------------------------------------------------------------------------------------
Burlington
Resources           com       122014103      786,887      23,800    X                                      23,800
------------------------------------------------------------------------------------------------------------------------------------
CK Witco Corp.      com       12562C108      518,950      38,800    X                                      38,800
------------------------------------------------------------------------------------------------------------------------------------
CMGI Inc            com       125750109    8,497,294      30,690    X                                      30,690
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.    com       125896100   11,159,667     357,825    X                                     357,825
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health     com       14149Y108   18,604,225     388,600    X                                     388,600
------------------------------------------------------------------------------------------------------------------------------------
Ceridian
Corporation         com       15677T106   23,371,486   1,083,895    X                                   1,083,895
------------------------------------------------------------------------------------------------------------------------------------
Charter One
Financial           com       160903100      234,978      12,287    X                                      12,287
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan
New                 com       16161A108    9,534,431     122,728    X                                     122,728
------------------------------------------------------------------------------------------------------------------------------------
Checkfree
Corporation         com       162816102    3,657,500      35,000           X                   1                     35,000
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.       com       166751107      298,856       3,450    X                                       3,450
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati        sr cv db
Financial          5.5%02     172062AB7    7,629,875   3,410,000    X                                   3,410,000
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial           com       172062101    1,318,822      42,287    X                                      42,287
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial           com       172062101  107,930,928   3,460,721           X                   1                   3,460,721
------------------------------------------------------------------------------------------------------------------------------------
Cinergy
Corporation         com       172474108    3,590,625     150,000    X                                     150,000
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems
Inc.                com       17275R102    4,325,172      40,375    X                                      40,375
------------------------------------------------------------------------------------------------------------------------------------
Cintas
Corporation         com       172908105      159,906       3,010    X                                       3,010
------------------------------------------------------------------------------------------------------------------------------------
Cintas
Corporation         com       172908105   58,124,062   1,094,100           X                   1                   1,094,100
------------------------------------------------------------------------------------------------------------------------------------
Citigroup           com       172967101   30,198,580     542,294    X                                     542,294
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola
Enterprises Inc     com       191219104      601,737      29,900    X                                      29,900
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc.
Intl                com       204912109   21,918,343     313,399    X                                     313,399
------------------------------------------------------------------------------------------------------------------------------------
Computer
Sciences Corp       com       205363104      499,147       5,275    X                                       5,275
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.     com       205638109   39,578,684   1,062,515    X                                   1,062,515
------------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. -
CL A               cl a       208251306   19,108,237     772,050    X                                     772,050
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                           731,906,397
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 3 FORM 13F Name of Reporting Manager: Fort Washington Investment Advisors, Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                            Item 4:      Item 5:   Investment Discretion        Item 7:   Voting Authority
     Item 1:      Item 2:      Item 3:       Fair       Shares or  -----------------------     Managers   --------------------------
 Name of Issuer  Title of      CUSIP        Market      Principal  (a)  (b) Shared     (c)       See                 Shares
                   Class       Number        Value       Amount    sole as Defined   Shared     Instr.    (a) Sole    (b)      (c)
                                                                        in Instr. V.  Other       V.                 Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Convergys
Corporation         com       212485106      141,450       4,600    X                                       4,600
------------------------------------------------------------------------------------------------------------------------------------
Convergys
Corporation         com       212485106   45,316,705   1,473,714           X                   1                    1,473,714
------------------------------------------------------------------------------------------------------------------------------------
Costco
Wholesale
New                 com       22160K105    3,412,750      37,400    X                                      37,400
------------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson       com       239753106      304,766       4,150    X                                       4,150
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.     com
                   Disney     254687106      298,350      10,200    X                                      10,200
------------------------------------------------------------------------------------------------------------------------------------
E M C Corp.         com       268648102    2,706,669      24,775    X                                      24,775
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC      ADR       284131208    3,812,226     129,228    X                                     129,228
------------------------------------------------------------------------------------------------------------------------------------
Emerson
Electric Co.        com       291011104    1,594,451      27,790    X                                      27,790
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corporation         com       30231G102   20,604,682     255,761    X                                     255,761
------------------------------------------------------------------------------------------------------------------------------------
Fed'l Home
Loan Mtge           com       313400301    9,299,785     197,605    X                                     197,605
------------------------------------------------------------------------------------------------------------------------------------
Fed National
Mtg Assoc.          com       313586109   26,273,076     420,790    X                                     420,790
------------------------------------------------------------------------------------------------------------------------------------
Federated Dept
Stores              com       31410H101   16,029,071     317,016    X                                     317,016
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp             com       316773100      446,340       6,083    X                                       6,083
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp             com       316773100  164,611,603   2,243,432           X                   1                    2,243,432
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.    com       319963104    8,637,084     175,150    X                                     175,150
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.       com       33763V109      137,313       6,500    X                                       6,500
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.       com       33763V109  142,989,020   6,768,711           X                   1                    6,768,711
------------------------------------------------------------------------------------------------------------------------------------
General
Electric Co.        com       369604103   25,997,226     167,995    X                                     167,995
------------------------------------------------------------------------------------------------------------------------------------
General
Electric Co.        com       369604103   18,260,500     118,000           X                   1                      118,000
------------------------------------------------------------------------------------------------------------------------------------
Getty Images
Inc.                com       374276103      928,332      18,994    X                                      18,994
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard     com       428236103   23,486,531     206,475    X                                     206,475
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.    com       437076102    7,376,944     107,302    X                                     107,302
------------------------------------------------------------------------------------------------------------------------------------
Honeywell
International       com       438516106   23,145,379     401,220    X                                     401,220
------------------------------------------------------------------------------------------------------------------------------------
Household
International       com       441815107    2,022,414      54,293    X                                      54,293
------------------------------------------------------------------------------------------------------------------------------------
Hussmann
International       com       448110106      298,237      19,800    X                                      19,800
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand
Co.                 com       456866102   16,694,124     303,185    X                                     303,185
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.         com       458140100   24,902,001     302,531    X                                     302,531
------------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.   com       459200101   28,905,322     267,952    X                                     267,952
------------------------------------------------------------------------------------------------------------------------------------
Interpublic
Group Cos.          com       460690100   21,204,194     367,570    X                                     367,570
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson   com       478160104    3,208,266      34,405    X                                      34,405
------------------------------------------------------------------------------------------------------------------------------------
Johnson
Controls Inc.       com       478366107      477,750       8,400    X                                       8,400
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark      com       494368103   35,576,733     543,675    X                                     543,675
------------------------------------------------------------------------------------------------------------------------------------
Lexmark
International
Grp                 com       529771107   30,160,030     333,260    X                                     333,260
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies    com       548661107    2,490,977      41,690    X                                      41,690
------------------------------------------------------------------------------------------------------------------------------------
Lucent
Technologies        com       549463107    1,804,200      24,056    X                                      24,056
------------------------------------------------------------------------------------------------------------------------------------
Luxottica        sponsored
Grp SPA             adr       55068R202    2,731,320     155,520    X                                     155,520
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom        com       55268B106   28,754,277     541,907    X                                     541,907
------------------------------------------------------------------------------------------------------------------------------------
Magna
International      cl a       559222401   18,472,746     435,935    X                                     435,935
------------------------------------------------------------------------------------------------------------------------------------
Manor
Care Inc. New       com       564055101   12,902,400     806,400    X                                     806,400
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp          com       574599106   20,896,947     823,525    X                                     823,525
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.   com non
                    vtg       579780206   15,544,375     522,500    X                                     522,500
------------------------------------------------------------------------------------------------------------------------------------
McDonalds
Corporation         com       580135101      818,586      20,306    X                                      20,306
------------------------------------------------------------------------------------------------------------------------------------
Mead
Corporation         com       582834107   21,589,523     497,025    X                                     497,025
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co.,
Inc.                com       589331107   21,092,105     313,929    X                                     313,929
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.     com       594918104      215,987       1,850    X                                       1,850
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Dean Witter       com new     617446448      449,662       3,150    X                                       3,150
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp.      sponsored
                    adr       654902204    3,142,978      16,450    X                                      16,450
------------------------------------------------------------------------------------------------------------------------------------
Nortel
Networks
Corp.               com       656569100   39,634,925     392,425    X                                     392,425
------------------------------------------------------------------------------------------------------------------------------------
North Fork
Bancorp             com       659424105    9,848,845     566,840    X                                     566,840
------------------------------------------------------------------------------------------------------------------------------------
Office Depot        com       676220106   15,688,365   1,426,215    X                                   1,426,215
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                           925,337,542
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 3 FORM 13F Name of Reporting Manager: Fort Washington Investment Advisors, Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                            Item 4:      Item 5:   Investment Discretion        Item 7:   Voting Authority
     Item 1:      Item 2:      Item 3:       Fair       Shares or  -----------------------     Managers   --------------------------
 Name of Issuer  Title of      CUSIP        Market      Principal  (a)  (b) Shared     (c)       See                 Shares
                   Class       Number        Value       Amount    sole as Defined   Shared     Instr.    (a) Sole    (b)      (c)
                                                                        in Instr. V.  Other       V.                 Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty       com       677240103       60,234       3,750    X                                       3,750
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty       com       677240103    5,339,175     332,400           X                   1                      332,400
------------------------------------------------------------------------------------------------------------------------------------
Online Resources
& Comm              com       68273G101    1,185,096      71,284    X                                      71,284
------------------------------------------------------------------------------------------------------------------------------------
Oracle Systems
Corp.               com       68389X105    6,588,322      58,792    X                                      58,792
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.       com       713448108   27,222,764     772,278    X                                     772,278
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.         com       717081103    2,620,301      80,780    X                                      80,780
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble    com       742718109    4,648,079      42,424    X                                      42,424
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble    com       742718109  130,032,500   1,186,834           X                   1                    1,186,834
------------------------------------------------------------------------------------------------------------------------------------
Qwest Comm.
Intl.               com       749121109      228,975       5,325    X                                       5,325
------------------------------------------------------------------------------------------------------------------------------------
Reliastar Finl      com       75952U103   20,307,942     518,225    X                                     518,225
------------------------------------------------------------------------------------------------------------------------------------
SBC
Communications      com       78387G103   22,304,197     457,522    X                                     457,522
------------------------------------------------------------------------------------------------------------------------------------
SLM Holding
Corp.               com       78442A109   16,798,051     397,588    X                                     397,588
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger
Ltd.                com       806857108   16,170,061     288,108    X                                     288,108
------------------------------------------------------------------------------------------------------------------------------------
Scripps E W Co.
Ohio               CL A       811054204      423,478       9,450    X                                       9,450
------------------------------------------------------------------------------------------------------------------------------------
Smithkline        adr rep
Beecham PLC         ord       832378301      304,594       4,750    X                                       4,750
------------------------------------------------------------------------------------------------------------------------------------
Stifel Financial    com       860630102   10,070,643   1,019,812           X                   1                    1,019,812
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems    com       866810104   25,500,943     329,310    X                                     329,310
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems    com       866810104   21,965,611     283,656           X                   1                      283,656
------------------------------------------------------------------------------------------------------------------------------------
                 sponsored
Telefonica S A      adr       879382208    3,046,964      38,665    X                                      38,665
------------------------------------------------------------------------------------------------------------------------------------
Texas
Instruments
Inc.                com       882508104    1,954,241      20,225    X                                      20,225
------------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts      com       884315102    7,486,641     234,875    X                                     234,875
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp.          com       885535104      239,700       5,100    X                                       5,100
------------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.
new                 com       891490302   17,013,937     625,800    X                                     625,800
------------------------------------------------------------------------------------------------------------------------------------
UnionBancorp,
Inc.                com       908908106      474,525      33,300    X                                      33,300
------------------------------------------------------------------------------------------------------------------------------------
Univision
Communications     CL A       914906102    2,209,294      21,620    X                                      21,620
------------------------------------------------------------------------------------------------------------------------------------
U S Freightways     com       916906100    6,321,894     132,050    X                                     132,050
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart
Stores Inc          com       931142103    7,310,660     105,760    X                                     105,760
------------------------------------------------------------------------------------------------------------------------------------
Williams
Companies Del       com       969457100   15,292,405     500,365    X                                     500,365
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin
Central
Trans               com       976592105    5,042,086     375,225    X                                     375,225
------------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc           com       984332106   13,771,578      31,828    X                                      31,828
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                           391,934,891
-----------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                           2,049,178,830  51,336,806                                       30,108,728  21,228,078
-----------------------------------------------------------------------------------------------------------------------------------